Note 1 - Basis of Presentation and General Information (Details Textual)	6 Months Ended	48 Months Ended
	Jun. 30, 2020 shares	Jun. 30, 2020 shares	Dec. 31, 2019
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares)		14,245,125
Common Stock, Shares, Outstanding, Ending Balance (in shares)	120,719,340	120,719,340
Number of Vessels	60	60	60
Carrying Capacity of Vessels at Period End (TEU)	411,650	411,650	409,037
Number of Subsidiaries Incorporated in the Republic of Liberia	74	74
Konstantakopoulos Family [Member]
Percentage Ownership	57.60%	57.60%
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares)	299,200